Bank Overdraft Facility - Schedule of Bank Overdraft Facility (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Bank Overdraft Facility [Line Items]
Bank overdraft	$ 10,069,783	$ 7,994,906	$ 6,018,926
HDFC Bank Ltd overdraft (with lien against fixed deposits) (OD1) [Member]
Schedule of Bank Overdraft Facility [Line Items]
Bank overdraft	3,313,048	4,486,181
HDFC Bank Ltd overdraft (OD2) [Member]
Schedule of Bank Overdraft Facility [Line Items]
Bank overdraft	$ 6,756,735	$ 3,508,725